SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	22,287,000	13,813,000
Contractual Life of Options	10 years	10 years
Ending balance	27,057,000	22,287,000
On January Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		60,000
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On March Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		244
Instrument vesting conditions		immediate
Contractual Life of Options		10 years
One March Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		100
Instrument vesting conditions		quarterly vesting
Contractual Life of Options		10 years
Two March Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		250
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On January Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		2,441
Instrument vesting conditions		25% immediately, 25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
One January Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		165
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
Two January Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		1,670
Instrument vesting conditions		quarterly vesting
Contractual Life of Options		10 years
On March Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		241
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
One March Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		114
Instrument vesting conditions		quarterly vesting
Contractual Life of Options		10 years
On May Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		190
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
One May Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		705
Instrument vesting conditions		3 years quarterly
Contractual Life of Options		10 years
On August Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		65
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
One August Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		450
Instrument vesting conditions		quarterly vesting
Contractual Life of Options		10 years
On November Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		1,220
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
One November Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		559
Instrument vesting conditions		3 years quarterly
Contractual Life of Options		10 years
On March Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	240
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
On May Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	320
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
On August Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	4,000
Instrument vesting conditions	25% on first anniversary, then 4 years quarterly vesting
Contractual Life of Options	10 years
One August Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	145
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
On November Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	55
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
Two August Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	10
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years